Cash distributions and earnings per unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Distribution Made to Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	86,350	140,191
Common and subordinated units [Member]
Distribution Made to Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%
General Partner [Member]
Distribution Made to Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%
Installment 4 - FY 2019 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.30
Distribution Made to Limited Partner, Distribution Date	Feb. 13, 2020
Distribution Made to Limited Partner, Date of Record	Feb. 11, 2020
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,365
Installment 1 - FY 2020 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.30
Distribution Made to Limited Partner, Distribution Date	May 14, 2020
Distribution Made to Limited Partner, Date of Record	May 11, 2020
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,366
Installment 2 - FY 2020 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Aug. 13, 2020
Distribution Made to Limited Partner, Date of Record	Aug. 10, 2020
Distribution Made to Limited Partner, Cash Distributions Paid	$ 562
Installment 4 - FY 2020 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Feb. 12, 2021
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2021
Distribution Made to Limited Partner, Cash Distributions Paid	$ 579
Installment 1 - FY 2021 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05
Distribution Made to Limited Partner, Distribution Date	May 14, 2021
Distribution Made to Limited Partner, Date of Record	May 11, 2021
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,127
Installment 2 - FY 2021 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Aug. 12, 2021
Distribution Made to Limited Partner, Date of Record	Aug. 09, 2021
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,384